FAIR VALUE MEASUREMENTS (Fair Value Of Rate Cap Derivative) (Details) - Interest Rate Cap [Member] - CNY (¥)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Balance	¥ 10,364,075	¥ 0
Change in fair value of rate cap derivative	19,455,037	0
Balance	¥ 29,819,112	¥ 0